Determination of fair value	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Determination of fair value	Determination of fair value
The Group measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The financial instruments included in the level 1 consist mainly in public financial instruments and financial instruments negotiated on active markets (i.e. stock exchanges).
Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value as an instrument are directly or indirectly observable, the instrument is included in level 2. The financial instruments classified as level 2 are composed mainly from private financial instruments and financial instruments negotiated in a secondary market.
Level 3: If one or more of the significant inputs is unobservable, the instrument is included in level 3. This is the case for unlisted equity securities.
Specific valuation techniques used to value financial instruments include:
•Financial assets (other than derivatives) – The fair value of securities is determined by reference to their closing prices on the date of presentation of the consolidated financial statements. If there is no market price, fair value is estimated based on the present value of future cash flows discounted using the observable rates and market rates on the date of presentation.
•Investments in associates measured at fair value - Fair value is determined using the income approach. In this approach, the discounted cash flow method is used to capture the present value of the expected future economic benefits to be derived from the ownership of these investees.
•Swap – These operations swap cash flow based on the comparison of profitability between two indexers. Thus, the agent assumes both positions – put in one indexer and call on another.
•Forward – at the market quotation value, and the installments receivable or payable are fixed to a future date, adjusted to present value, based on market rates published at B3.
•Futures – Foreign exchange rates, prices of shares and commodities are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. Daily cash settlements of price movements are made for all instruments.
•Options – option contracts give the purchaser the right to buy or sell the instrument at a fixed price negotiated at a future date. Those who acquire the right must pay a premium to the seller. This premium is not the price of the instrument, but only an amount paid to have the option (possibility) to buy or sell the instrument at a future date for a previously agreed price.
•Other financial assets and liabilities – Fair value, which is determined for disclosure purposes, is calculated based on the present value of the principal and future cash flows, discounted using the observable rates and market rates on the date the financial statements are presented.
•Loans operations – Fair value is determined through the present value of expected future cash flows discounted using the observable rates and market rates on the date the financial statements are presented.
•Contingent consideration – Fair value of the contingent consideration liability related to acquisitions is estimated by applying the income approach and discounting the expected future payments to selling shareholders under the terms of the purchase and sale agreements.
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2024
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	123,368,069	26,245,585	371,760	149,985,414	149,985,414
Derivative financial instruments	3,003,675	43,196,121	—	46,199,796	46,199,796
Investments in associates measured at fair value	—	—	1,546,278	1,546,278	1,546,278
Fair value through other comprehensive income
Securities	50,879,981	—	—	50,879,981	50,879,981
Evaluated at amortized cost
Securities	—	2,874,382	—	2,874,382	2,836,146
Securities purchased under resale agreements	—	22,010,879	—	22,010,879	22,057,137
Securities trading and intermediation	—	6,499,097	—	6,499,097	6,499,097
Accounts receivable	—	778,943	—	778,943	778,943
Loan operations	—	29,145,291	—	29,145,291	29,228,463
Other financial assets	—	13,232,997	—	13,232,997	13,232,997
Financial liabilities
Fair value through profit or loss
Securities	14,830,405	422,971	—	15,253,376	15,253,376
Derivative financial instruments	1,929,536	38,118,151	—	40,047,687	40,047,687
Evaluated at amortized cost
Securities sold under repurchase agreements	—	71,693,244	—	71,693,244	71,779,721
Securities trading and intermediation	—	18,474,978	—	18,474,978	18,474,978
Financing instruments payable	—	94,662,035	—	94,662,035	95,248,482
Borrowings	—	1,666,432	—	1,666,432	1,666,432
Accounts payables	—	763,465	—	763,465	763,465
Other financial liabilities	—	14,614,086	116,777	14,730,863	14,730,863

	2023
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	92,628,880	10,653,332	—	103,282,212	103,282,212
Derivative financial instruments	977,441	22,756,025	—	23,733,466	23,733,466
Investments in associates measured at fair value	—	—	1,450,704	1,450,704	1,450,704
Fair value through other comprehensive income
Securities	44,062,950	—	—	44,062,950	44,062,950
Evaluated at amortized cost
Securities	3,773,404	3,082,017	—	6,855,421	6,855,421
Securities purchased under resale agreements	—	13,551,224	—	13,551,224	14,888,978
Securities trading and intermediation	—	2,932,319	—	2,932,319	2,932,319
Accounts receivable	—	681,190	—	681,190	681,190
Loan operations	—	28,551,935	—	28,551,935	28,551,935
Other financial assets	—	4,208,743	—	4,208,743	4,208,473
Financial liabilities
Fair value through profit or loss
Securities	19,949,021	474,053	—	20,423,074	20,423,074
Derivative financial instruments	662,084	24,123,332	—	24,785,416	24,785,416
Evaluated at amortized cost
Securities sold under repurchase agreements	—	44,589,653	—	44,589,653	33,340,511
Securities trading and intermediation	—	16,943,539	—	16,943,539	16,943,539
Financing instruments payable	—	61,098,677	—	61,098,677	60,365,590
Borrowings	—	3,174,285	—	3,174,285	2,199,422
Accounts payables	—	948,218	—	948,218	948,218
Other financial liabilities	—	11,659,653	571,723	12,231,376	12,231,376
As of December 31, 2024 and 2023 the total contingent consideration liability is reported at fair value and is dependent on the profitability of the acquired associate and businesses. The total contingent consideration is classified within Level 3 of the fair value hierarchy. The contingent consideration liability represents the maximum amount payable under the purchase and sale agreements discounted using an appropriate rate, which includes the Brazilian risk-free rate. Changes in an average discount rate of 11.96% by 100 bps would increase/decrease the fair value of contingent consideration liability by R$1,002.
The investments held through our investees which are considered to be venture capital investments are classified as Level 3 of the fair value hierarchy. The inputs used by the Group are derived for discounted rates for these investments using a capital asset model to calculate a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset. Change in the discount rate by 100 bps would increase/decrease the fair value by R$15,463.
Transfers into and out of fair value hierarchy levels are analyzed at the end of each consolidated financial statement. As of December 31, 2024, the Group had no transfers between Level 2 and Level 3.